Shareholder Report, Average Annual Return (Details) DFAJ_The Japanese Small Company Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The Japanese Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Japanese Small Company Series
Average Annual Return, Percent	26.70%	8.54%	7.59%
MSCI Japan Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index (net div.)
Average Annual Return, Percent	25.18%	10.06%	7.57%
MSCI Japan Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Small Cap Index (net div.)
Average Annual Return, Percent	24.48%	7.05%	6.92%